UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $1,216,291 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101    29398   845000 SH       SOLE                   845000        0        0
AMAZON COM INC                 COM              023135106    25666   350000 SH       SOLE                   350000        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    32969   625000 SH       SOLE                   625000        0        0
ANADIGICS INC                  COM              032515108     1781   180817 SH       SOLE                   180817        0        0
AUDIOVOX CORP                  CL A             050757103     7778   792056 SH       SOLE                   792056        0        0
BEARINGPOINT INC               COM              074002106    13770 17000000 SH       SOLE                 17000000        0        0
BLUE NILE INC                  COM              09578R103    12071   283897 SH       SOLE                   283897        0        0
BROADCOM CORP                  CL A             111320107    36842  1350000 SH       SOLE                  1350000        0        0
CANADIAN SOLAR INC             COM              136635109     2010    50000 SH       SOLE                    50000        0        0
CINCINNATI BELL INC NEW        COM              171871106    29810  7490000 SH       SOLE                  7490000        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    14026   786670 SH       SOLE                   786670        0        0
CLEARWIRE CORP                 CL A             185385309     2279   175813 SH       SOLE                   175813        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    59006  1815000 SH       SOLE                  1815000        0        0
CONVERGYS CORP                 COM              212485106    36373  2447715 SH       SOLE                  2447715        0        0
DEALERTRACK HLDGS INC          COM              242309102     2822   200000 SH       SOLE                   200000        0        0
DOLBY LABORATORIES INC         COM              25659T107    19470   483135 SH       SOLE                   483135        0        0
EHEALTH INC                    COM              28238P109     6971   394756 SH       SOLE                   394756        0        0
EQUINIX INC                    COM NEW          29444U502    41487   465000 SH       SOLE                   465000        0        0
F5 NETWORKS INC                COM              315616102    63494  2234124 SH       SOLE                  2234124        0        0
FIRST SOLAR INC                COM              336433107    57123   209380 SH       SOLE                   209380        0        0
GLOBAL SOURCES LTD             ORD              G39300101      449    29568 SH       SOLE                    29568        0        0
IAC INTERACTIVECORP            COM NEW          44919P300    44153  2290100 SH       SOLE                  2290100        0        0
INFINERA CORPORATION           COM              45667G103     1644   186356 SH       SOLE                   186356        0        0
IPASS INC                      COM              46261V108     1671   807136 SH       SOLE                   807136        0        0
IPCS INC                       COM NEW          44980Y305    40625  1371060 SH       SOLE                  1371060        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    33729  1466463 SH       SOLE                  1466463        0        0
LOOPNET INC                    COM              543524300    20153  1783493 SH       SOLE                  1783493        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    99114  5612331 SH       SOLE                  5612331        0        0
MICRON TECHNOLOGY INC          COM              595112103    39710  6618358 SH       SOLE                  6618358        0        0
MICROSOFT CORP                 COM              594918104    31774  1155000 SH       SOLE                  1155000        0        0
NETAPP INC                     COM              64110D104    65716  3033974 SH       SOLE                  3033974        0        0
NORTEL NETWORKS CORP NEW       COM NEW          656568508      127    15392 SH       SOLE                    15392        0        0
NOVELLUS SYS INC               COM              670008101     5345   252247 SH       SOLE                   252247        0        0
ON SEMICONDUCTOR CORP          COM              682189105    85098  9280085 SH       SOLE                  9280085        0        0
QUANTA SVCS INC                COM              74762E102     5323   160000 SH       SOLE                   160000        0        0
R H DONNELLEY CORP             COM NEW          74955W307      208    69177 SH       SOLE                    69177        0        0
RESEARCH IN MOTION LTD         COM              760975102    74599   638144 SH       SOLE                   638144        0        0
RESOURCES CONNECTION INC       COM              76122Q105    20350  1000000 SH       SOLE                  1000000        0        0
SANDISK CORP                   COM              80004C101      281    15000 SH       SOLE                    15000        0        0
SATYAM COMPUTER SERVICES LTD   ADR              804098101     4237   172794 SH       SOLE                   172794        0        0
SCHOLASTIC CORP                COM              807066105     1106    38587 SH       SOLE                    38587        0        0
SIGMA DESIGNS INC              COM              826565103     3552   255729 SH       SOLE                   255729        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     1991   262018 SH       SOLE                   262018        0        0
SIX FLAGS INC                  COM              83001P109     8228  7155091 SH       SOLE                  7155091        0        0
SUNPOWER CORP                  COM CL A         867652109    28295   393100 SH       SOLE                   393100        0        0
SYNOPSYS INC                   COM              871607107    44813  1875000 SH       SOLE                  1875000        0        0
THE9 LTD                       ADR              88337K104    12986   575102 SH       SOLE                   575102        0        0
VERIFONE HLDGS INC             COM              92342Y109    35088  2936199 SH       SOLE                  2936199        0        0
VISTAPRINT LIMITED             SHS              G93762204     4362   163000 SH       SOLE                   163000        0        0
XM SATELLITE RADIO HLDGS INC   CL A             983759101     6418   818582 SH       SOLE                   818582        0        0